Debt - ABL Revolving Credit Facility (Details) - USD ($)	Mar. 02, 2020	Nov. 30, 2016	Jun. 30, 2020
Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate		2.00%
Revolving Credit Facility | ABL Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 455,000,000.0
Line of credit facility, accordion feature	$ 600,000,000.0
Line of credit facility, unused capacity, commitment fee percentage	0.25%
Global Availability as a percent of aggregate commitments, subject to minimum Consolidated Fixed Charge Coverage Ratio	10.00%
Global Availability of aggregate commitments, subject to minimum Consolidated Fixed Charge Coverage Ratio	$ 30,000,000
Ratio of Global Availability of aggregate commitments	100.00%
Line of credit facility, remaining borrowing capacity			$ 164,900,000
Letters of credit outstanding			$ 20,300,000
Weighted average borrowing rate			1.50%
Revolving Credit Facility | ABL Revolving Credit Facility | Line of Credit | Minimum
Debt Instrument [Line Items]
Debt instrument, base rate	0.25%
Revolving Credit Facility | ABL Revolving Credit Facility | Line of Credit | Maximum
Debt Instrument [Line Items]
Debt instrument, base rate	0.75%
Revolving Credit Facility | ABL Revolving Credit Facility | Line of Credit | Fed Funds Effective Rate Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%
Revolving Credit Facility | ABL Revolving Credit Facility | Line of Credit | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%
Revolving Credit Facility | ABL Revolving Credit Facility | Line of Credit | One Month London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Revolving Credit Facility | ABL Revolving Credit Facility | Line of Credit | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Revolving Credit Facility | ABL Revolving Credit Facility | Line of Credit | One-, Two-, Three- Or Six-Month LIBOR Or, If Agreed By All Term Lenders, 12-month LIBOR Or, If Agreed To By The Term Agent, Any Shorter Period Selected At The Option Of The Borrower | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate	1.25%
Revolving Credit Facility | ABL Revolving Credit Facility | Line of Credit | One-, Two-, Three- Or Six-Month LIBOR Or, If Agreed By All Term Lenders, 12-month LIBOR Or, If Agreed To By The Term Agent, Any Shorter Period Selected At The Option Of The Borrower | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate	1.75%
Revolving Credit Facility | ABL Revolving Credit Facility | Line of Credit | Applicable Margins | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Letter of Credit | ABL Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 200,000,000.0
Bridge Loan | ABL Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 75,000,000.0